Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Cash flows from operating activities:
Net loss	$ (4,035)	¥ (27,836)	¥ (670,087)	¥ (62,208)
Net loss from discontinued operations			(1,596)	(28,622)
Net loss from continuing operations	(4,035)	(27,836)	(668,491)	(33,586)
Adjustments to reconcile net loss from operations to net cash used by operating activities
Depreciation and amortization	794	5,477	5,669	6,736
Amortisation of operating lease right of use assets	203	1,400
Gain on disposal of subsidiary	(1,054)	(7,272)
Allowances for obsolete inventories, net	(580)	(3,999)	9,841	688
Impairment of long-live assets			10,496
Allowance for credit losses, net	(2,492)	(17,188)	505,754	152
Share-based compensation			111,034	8,892
Deferred tax				(171)
Other non-current assets	25	170
Government grants	(263)	(1,813)	(1,812)	(2,542)
Net change in operating assets and liabilities:
Accounts receivable	2,203	15,199	(22,312)	4,118
Prepaid expenses and other current assets	(8,667)	(59,786)	(41,877)	(361,724)
Prepaid expenses and other current assets	(443)	(3,054)
Inventories	945	6,518	(5,166)	4,459
Accounts payable	(5,423)	(37,405)	32,412	(10,606)
Other payables and accrued liabilities	(2,253)	(15,540)	25,381	4,213
Operating lease liabilities	(168)	(1,159)
Net cash used in operating activities - Continuing operations	(21,208)	(146,288)	(39,071)	(379,371)
Net cash used in operating activities - Continuing operations	(21,208)	(146,288)	(39,071)	(379,371)
Net cash provided by operating activities - Discontinued operations				246
Net cash (used in)/provided by operating activities	(21,208)	(146,288)	(39,071)	(379,125)
Cash flows from investing activities:
Acquisition of property, plant and equipment	(6)	(44)		(971)
Proceeds from sale of property, plant and equipment				6,500
Net cash provided by/(used in) investing activities ( Continuing operations	(6)	(44)		5,529
Net cash used in investing activities - Discontinued operations				(9)
Net cash provided by investing activities	(6)	(44)		5,520
Cash flows from financing activities:
Proceeds from short-term borrowings	9,177	63,300	36,000	60,571
Loan received from a shareholder				41,796
Repayment of loan from a shareholder				(14,200)
Repayment of short-term borrowings	(8,504)	(58,660)	(29,349)	(57,557)
Repayments of long-term borrowings				(7,950)
Related parties	(1,845)	(12,724)	5,530	2,949
Proceeds from issuance of ordinary shares	46,735	322,379	47,374	350,001
Payment of capital lease obligation			(264)	(498)
Repayment of finance liabilities	(424)	(2,926)
Net cash provided by financing activities	45,139	311,369	59,291	375,112
Effect of exchange rate changes on cash and cash equivalent and restricted cash	(976)	(12,135)	11,818	3,234
Net increase in cash and cash equivalent and restricted cash	22,949	152,902	32,038	4,741
Cash and cash equivalents and restricted cash at beginning of period	15,050	109,213	77,175	72,434
Cash and cash equivalents and restricted cash at end of period	37,999	262,100	109,213	77,175
Cash and cash equivalents and restricted cash at end of year - Continuing operations	37,999	262,115	109,213	77,175
Supplemental disclosures of cash flow information:
Income taxes paid (refunded)	471	3,247		3,635
Reconciliation of cash, cash equivalents and restricted cash in consolidated statements of cash flows
Restricted cash	42	288		500
Cash and cash equivalents	37,957	261,827	109,213	76,675
Cash, cash equivalents and restricted cash	$ 37,999	¥ 262,115	¥ 109,213	¥ 77,175